UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Treasury Fund

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008– February 28, 2009

Item 1: Reports to Shareholders

>  The Federal Reserve reduced its target for the federal funds rate—the primary influence on the level of money market yields—from 2.00% to between 0% and 0.25% during the fiscal six months.

>  Returns for the Vanguard Money Market Funds ranged from 0.51% for the Treasury Money Market Fund to 1.16% for the Prime Money Market Fund’s Institutional Shares.

>  The low costs of Vanguard’s Money Market Funds helped them substantially outpace their peers.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
Prime Money Market Fund	10
Federal Money Market Fund	26
Treasury Money Market Fund	36
Admiral Treasury Money Market Fund	45
About Your Fund’s Expenses	54
Glossary	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2009
	Ticker	Total	7-Day SEC
	Symbol	Returns	Yield[1]
Vanguard Prime Money Market Fund
Investor Shares	VMMXX	1.09%	1.15%
Average Money Market Fund[2]		0.56	—
Institutional Shares[3]	VMRXX	1.16	1.30
Average Institutional Money Market Fund[2]		0.75	—

Vanguard Federal Money Market Fund	VMFXX	0.88%	0.83%
Average Government Money Market Fund[2]		0.40	—

Vanguard Treasury Money Market Fund	VMPXX	0.51%	0.26%
iMoneyNet Money Fund Report’s Average 100% Treasury Fund[2]		0.17	—

Vanguard Admiral Treasury Money Market Fund	VUSXX	0.57%	0.53%
iMoneyNet Money Fund Report’s Average 100% Treasury Fund[2]		0.17	—

1  7-day SEC yield as of February 28, 2009. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

2  For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, peer-group returns are based on data provided by iMoneyNet, Inc.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

President’s Letter

Dear Shareholder,

The yield of your fund reacts quickly to changes in short-term interest rates. And, as I’m sure you are painfully aware from your review of the returns that our money market funds have delivered, during the fiscal six months ended February 28, 2009, the Federal Reserve drove short-term rates rapidly lower as one element of its plan to shore up the ailing financial system.

In this difficult environment, the Vanguard Money Market Funds served shareholders well: They continued to be a convenient source of high-quality, liquid assets that steered clear of questionable Wall Street products that have contributed to the financial world’s crisis of confidence.

A historic financial crisis, continuing deep recession, and a slump in stock prices not seen since the 1930s have produced a rush by investors to accumulate assets perceived to be both liquid and free of credit risk. Treasury securities have topped the list by far. The strong demand has led to lower yields on these securities, another factor affecting the yields of our funds.

At Vanguard, the flight to quality and liquidity has produced a steady inflow of cash into our money market funds, especially our Treasury funds. Because this can affect existing investor accounts by further reducing already-low yields, in January, we closed our Admiral Treasury and Treasury Money Market Funds to new accounts. In March, just after the close of the fiscal period, the maximum additional investment in these funds for current individual shareholders was reduced to $10,000 per day, per account, and institutional investors—including participants in employer-sponsored retirement plans—were no longer permitted to make additional purchases.

During the fiscal period, we elected to participate in the U.S. Treasury’s temporary guarantee program for money market funds, which, unless extended, is set to expire on April 30. (For details, see page 7.) Although the rock-solid credit quality of our money market funds has never been compromised—and we do not believe that our money market funds will ever need support—our funds agreed to participate in the Treasury’s program because we believed that our participation would help stabilize the credit markets in general and, therefore, would benefit all investors in money market funds.

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down—the yields on short-term Treasury bills dropped briefly into negative territory—and producing two of the worst months ever for corporate bond returns, in September and October.

Market Barometer
	Total Returns
	Periods Ended February 28, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup 3-Month Treasury Bill Index	0.42	1.31	3.07

Stocks
Russell 1000 Index (Large-caps)	–42.25%	–43.62%	–6.38%
Russell 2000 Index (Small-caps)	–46.91	–42.38	–6.68
Dow Jones Wilshire 5000 Index (Entire market)	–42.27	–43.15	–6.04
MSCI All Country World Index ex USA (International)	–45.36	–51.27	–1.65

CPI
Consumer Price Index	–3.15%	0.24%	2.65%

1 Annualized.

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most active months for the issuance of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six month period, while tax-exempt bonds were about flat.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip on business and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Fund	Peer-Group
	Expense	Expense
Money Market Fund	Ratio	Ratio
Prime
Investor Shares	0.28%	0.89%
Institutional Shares	0.13	0.44
Federal	0.28	0.80
Treasury	0.28	0.75
Admiral Treasury	0.15	0.75

1  The fund expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the funds' current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.28% for the Prime Money Market Fund Investor Shares and 0.13% for the Institutional Shares; 0.27% for the Federal Money Market Fund; 0.27% for the Treasury Money Market Fund; and 0.14% for the Admiral Treasury Money Market Fund. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

A declining yield environment underscores the role of lower expenses

The yields of Vanguard’s money market mutual funds declined during the just-ended fiscal half-year, in response to Federal Reserve policy and investor demand for the safest of securities. For example, as of February 28, the Investor Shares of the Prime Money Market Fund, Vanguard’s largest money market fund, yielded 1.15%, about half their yield of six months earlier.

Our two Treasury funds showed the steepest decline in yields, reflecting the frantic demand for Treasury securities. As of February 28, the Treasury Money Market Fund’s yield was 0.26% (down from 1.67% six months earlier), and the Admiral Treasury Money Market Fund’s yield was 0.53% (versus 1.80%).

As yields have dropped lower, our low-cost structure—Vanguard funds have among the lowest costs in the industry—has become increasingly important. The math is simple: The lower a fund’s expenses, the less is deducted from a fund’s return and the more of that return is available for its shareholders. The cost advantage of Vanguard’s money market mutual funds is a key reason for their peer-beating returns during the period, as you can see in the table on page 4. The funds also outpaced the Citigroup 3-Month Treasury Bill Index, a theoretical construct bereft of operating costs.

Changes in Yields
	7-Day SEC Yield
	February 28,	August 31,	February 29,
Money Market Fund	2009	2008	2008
Prime
Investor Shares	1.15%	2.17%	3.71%
Institutional Shares	1.30	2.32	3.86
Federal	0.83	2.01	3.65
Treasury	0.26	1.67	2.96
Admiral Treasury	0.53	1.80	3.11

To benefit from low costs, of course, a fund must have excellent management. Despite the frustratingly low yields produced by all money market mutual funds, your advisor—the Vanguard Fixed Income Group—has successfully navigated a money market environment that has presented historically unusual and difficult challenges. Your advisor was aided by the astute analysis provided by our credit team, which led our money market funds (and other Vanguard funds) to avoid new Wall Street creations, such as structured investment vehicles, that have proved to be detrimental to the soundness of the nation’s financial system.

A well-balanced portfolio can help even in tough times

As demonstrated over the last six months—and, indeed, throughout the nation’s financial crisis—the direction of the financial markets is outside of anyone’s control. But you can “control the controllables.”

For your money market fund, this means ensuring prudent management of such essential fund characteristics as credit quality, diversification, maturity, and liquidity. Such prudent management and our emphasis on low operating costs have allowed the Vanguard Money Market Funds to meet their objectives of preserving principal and liquidity while providing competitive returns.

For investors, taking control means developing a well-balanced portfolio that can include stocks, bonds, and money market assets in a mix that reflects their objectives, time horizon, and risk tolerance, and sticking with it. We’ve found that such an approach, which includes a periodic rebalancing of your portfolio when market forces throw your asset mix off track, has benefited long-term investors, even in turbulent markets.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 11, 2009

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The Vanguard money market funds are participating in the U.S. Treasury’s temporary guarantee program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19 will not be guaranteed.

• If a customer closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, or the current amount, whichever is less. The program will expire on September 18, 2009, unless it is extended.

• Please note: During the six months ended February 28, 2009, all Vanguard money market funds participated in the Guarantee Program. In early April, Vanguard Treasury, Admiral Treasury, and Federal Money Market Funds, which were invested exclusively in government-backed securities at the end of March, chose to discontinue their participation after April 30.

Advisor’s Report

During the six months ended February 28, 2009, the four Vanguard Money Market Funds produced returns ranging from 0.51% for the Treasury Money Market Fund to 1.16% for the Institutional Shares of the Prime Money Market Fund.

The investment environment

The recession deepened during the fiscal period, and spread around the globe. Balance sheets of financial institutions were impaired by significant losses stemming from illiquid positions in asset-backed and subprime-mortgage securities. The laws of supply and demand played out daily in the financial markets as institutions burdened with undesirable assets struggled to find liquidity. These dysfunctional markets led to lower prices, and relief came only when the federal government stepped in as the buyer of last resort.

The Federal Reserve has driven the federal funds target rate virtually as low as it can. This benchmark for short-term rates, which started the fiscal half-year at 2.00%, stood at a historic low of between 0% and 0.25% at the end of the period. The Fed inflated its balance sheet by buying assets, including highly rated commercial paper, and providing much needed liquidity to some of the highest-quality sectors in the market. The Fed also said it would consider purchasing U.S. Treasury securities in an effort to keep long-term interest rates from rising. In mid-March, after the end of the funds’ fiscal period, the Fed announced it would begin purchasing U.S. Treasury securities.

The management of the funds

Shortly after the financial crisis began in the summer of 2007, we began to build significant positions in the Prime Money Market Fund in Treasury and government agency securities. While these securities have less attractive yields than short-term corporate debt, their credit quality and liquidity characteristics are compelling reasons to continue to own them during these challenging times.

One of the most significant events during the past half-year was the federal government’s placement of Fannie Mae and Freddie Mac under conservatorship and its commitment to provide additional funding to support their operations—thus strengthening the relationship between Fannie and Freddie and the government. These and other measures that made the two institutions integral to the government’s efforts to support the housing market increase our confidence in their ability to weather the current storm.

Closing the Treasury funds

In managing the Admiral Treasury Money Market Fund and the Treasury Money Market Fund, we faced an unusual set of challenges. Despite record sales of Treasury securities, demand routinely exceeded the available supply, driving some yields into negative territory. At first, this was a shock, but negative and super-low yields soon became routine.

Faced with the challenges posed by the extraordinary demand for Treasuries, we took steps to mitigate the risk to you. We aggressively managed cash flows into the funds to keep a host of potentially temporary investors from diluting our existing shareholders’ returns.

Ultimately, the Federal Reserve lowered its federal funds target to the rock-bottom 0%–0.25% range. Short-dated Treasury bills—the bulk of the two funds’ holdings—rarely trade above the federal funds target.

In response to this new reality, we chose to take steps that would allow us to continue to offer superior products to our long-term Vanguard shareholders. We knew that if we could reduce the funds’ cash inflows, we could target our reinvestment activity to periods when yields typically peak each week. In January, we closed the two funds to new investors, and later, just after the end of the fiscal period, we closed the funds to existing institutional investors, meaning they could no longer make additional purchases of fund shares. These were difficult decisions. But, in the environment we faced, they were necessary to maintain the quality of the funds for current investors.

The investment outlook

The Federal Reserve has announced that the federal funds rates will remain low for an extended period of time. We expect the Fed to continue this stance throughout 2009 and probably through 2010.

To take advantage of the steepness of the money market yield curve, we are maintaining a longer average maturity in the funds. We also expect to maintain significant positions in both Treasury and agency securities in the Prime Money Market Fund to limit the overall credit risk of that investment portfolio.

David R. Glocke, Principal

John C. Lanius, Portfolio Manager Vanguard Fixed Income Group

March 16, 2009

Prime Money Market Fund

Fund Profile

As of February 28, 2009

Financial Attributes

Yield[1]
Investor Shares	1.15%
Institutional Shares	1.30%
Average Weighted Maturity	79 days
Average Quality[2]	Aa1
Expense Ratio[3]
Investor Shares	0.28%
Institutional Shares	0.13%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	53.9%
Aa	41.2
A	4.9

Sector Diversification (% of portfolio)

Finance
Commercial Paper	10.8%
Certificates of Deposit	36.2
Treasury/Agency	50.6
Other	2.4

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund's current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.28% for the Investor Shares and 0.13% for the Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1998–February 28, 2009
	Prime Money
Fiscal	Market Fund	Average
Year	Investor Shares	Fund[1]
1999	5.0%	4.4%
2000	5.9	5.3
2001	5.4	4.8
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
2007	5.2	4.6
2008	3.6	3.0
2009[2]	1.1	0.6
7-day SEC yield (2/28/2009): 1.15%

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	6/4/1975	2.77%	3.37%	3.48%
Institutional Shares	10/3/1989	2.93	3.56	3.67

1  Returns for the Average Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended February 28, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (50.3%)
2,3	Federal Home Loan Bank	2.076%	3/5/09	1,917,000	1,916,999
2,3	Federal Home Loan Bank	1.466%	3/29/09	4,640,000	4,640,000
3	Federal Home Loan Bank	3.044%	4/22/09	750,000	746,750
3	Federal Home Loan Bank	0.410%	5/4/09	518,000	517,622
3	Federal Home Loan Bank	0.410%	5/6/09	150,000	149,887
3	Federal Home Loan Bank	0.320%–1.816%	5/13/09	570,000	568,580
3	Federal Home Loan Bank	0.340%	6/1/09	1,470,000	1,468,723
3	Federal Home Loan Bank	0.857%	12/14/09	300,000	297,960
3	Federal Home Loan Bank	0.817%	12/15/09	150,000	149,037
3	Federal Home Loan Bank	0.836%	12/16/09	11,625	11,548
3	Federal Home Loan Bank	0.857%	12/29/09	300,000	297,854
3	Federal Home Loan Mortgage Corp.	5.320%	3/18/09	178,800	178,640
3	Federal Home Loan Mortgage Corp.	3.242%	3/30/09	365,000	364,062
3	Federal Home Loan Mortgage Corp.	1.916%	4/14/09	238,500	237,946
3	Federal Home Loan Mortgage Corp.	1.916%	4/15/09	185,300	184,860
3	Federal Home Loan Mortgage Corp.	2.973%	4/20/09	300,000	298,779
3	Federal Home Loan Mortgage Corp.	2.984%	4/27/09	950,000	945,578
3	Federal Home Loan Mortgage Corp.	2.943%	5/1/09	2,220,000	2,209,091
3	Federal Home Loan Mortgage Corp.	2.326%	5/4/09	383,806	382,237
3	Federal Home Loan Mortgage Corp.	0.250%–0.300%	5/21/09	3,790,000	3,787,470
3	Federal Home Loan Mortgage Corp.	1.766%	5/27/09	350,000	348,520
3	Federal Home Loan Mortgage Corp.	0.450%	6/1/09	2,000,000	1,997,649
3	Federal Home Loan Mortgage Corp.	0.461%–1.767%	6/2/09	3,000,000	2,993,102
3	Federal National Mortgage Assn.	2.832%	3/23/09	1,500,000	1,497,433
3	Federal National Mortgage Assn.	0.350%	4/3/09	1,423,000	1,422,543
3	Federal National Mortgage Assn.	3.035%	4/15/09	334,294	333,045
3	Federal National Mortgage Assn.	2.973%	4/22/09	149,416	148,784
3	Federal National Mortgage Assn.	2.328%	5/14/09	3,000,000	2,985,817
3	Federal National Mortgage Assn.	1.766%	6/1/09	2,000,000	1,991,056
3	Federal National Mortgage Assn.	1.309%	6/22/09	800,000	796,735
3	Federal National Mortgage Assn.	0.805%	11/2/09	1,500,000	1,491,800
3	Federal National Mortgage Assn.	0.825%	11/16/09	1,490,000	1,481,176
3	Federal National Mortgage Assn.	0.755%–0.846%	12/1/09	1,610,800	1,600,557
3	Federal National Mortgage Assn.	0.846%	12/2/09	950,000	943,882
3	Federal National Mortgage Assn.	0.867%	12/14/09	1,635,000	1,623,751
	U.S. Treasury Bill	0.205%–0.217%	3/26/09	2,500,000	2,499,640
	U.S. Treasury Bill	0.240%–0.330%	5/7/09	2,000,000	1,998,939

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	U.S. Treasury Bill	1.636%	6/4/09	1,000,000	995,778
	U.S. Treasury Bill	0.396%	8/6/09	1,000,000	998,288
	U.S. Treasury Bill	0.487%	8/13/09	4,000,000	3,991,200
	U.S. Treasury Bill	0.477%	8/20/09	4,000,000	3,991,018
	U.S. Treasury Bill	0.503%	8/27/09	4,000,000	3,990,155
Total U.S. Government and Agency Obligations (Cost $59,474,491)					59,474,491
Commercial Paper (10.7%)
Finance—Auto (1.5%)
	American Honda Finance Corp.	0.470%	3/4/09	70,000	69,997
	American Honda Finance Corp.	0.600%	4/7/09	44,000	43,973
	American Honda Finance Corp.	0.620%	4/17/09	55,000	54,955
	American Honda Finance Corp.	0.620%	4/20/09	55,000	54,953
	American Honda Finance Corp.	0.650%	4/21/09	55,000	54,949
	American Honda Finance Corp.	0.751%	5/4/09	164,300	164,081
	American Honda Finance Corp.	0.751%	5/6/09	88,000	87,879
	Toyota Motor Credit Corp.	2.465%	3/4/09	245,000	244,950
	Toyota Motor Credit Corp.	2.313%	3/11/09	215,000	214,863
	Toyota Motor Credit Corp.	1.153%–3.697%	4/7/09	167,000	166,428
	Toyota Motor Credit Corp.	1.103%	4/9/09	170,000	169,797
	Toyota Motor Credit Corp.	1.052%	4/20/09	199,000	198,710
	Toyota Motor Credit Corp.	1.153%	4/27/09	170,500	170,190
					1,695,725
Foreign Banks (6.0%)
4	Australia & New Zealand Banking Group, Ltd.	2.010%	3/9/09	255,000	254,887
4	Australia & New Zealand Banking Group, Ltd.	2.672%	3/16/09	35,000	34,961
4	Australia & New Zealand Banking Group, Ltd.	2.002%	3/30/09	294,000	293,529
4	Australia & New Zealand Banking Group, Ltd.	1.851%	4/9/09	499,000	498,005
	CBA (Delaware) Finance Inc.	1.989%	3/2/09	245,000	244,987
4	Danske Corp.	2.293%	3/2/09	400,000	399,975
4	Danske Corp.	2.202%	3/5/09	474,000	473,885
4	Danske Corp.	2.232%	3/9/09	280,000	279,862
4	Danske Corp.	1.909%	3/16/09	290,000	289,782
4	Danske Corp.	1.827%	3/17/09	200,000	199,838
4	Danske Corp.	0.641%	4/16/09	500,000	499,591
4	Danske Corp.	1.816%	6/23/09	150,000	149,145
	Nordea North America Inc.	1.979%–2.234%	3/12/09	666,250	665,836
	Santander Central Hispano Finance
	(Delaware), Inc.	2.771%	3/5/09	93,500	93,471
	Santander Central Hispano Finance
	(Delaware), Inc.	2.773%	3/17/09	27,000	26,967
	Santander Central Hispano Finance
	(Delaware), Inc.	1.153%	4/8/09	43,000	42,948
	Santander Central Hispano Finance
	(Delaware), Inc.	0.851%	4/27/09	350,000	349,529
	Santander Central Hispano Finance
	(Delaware), Inc.	1.114%	6/9/09	525,000	523,381
	Societe Generale N.A. Inc.	1.420%	6/23/09	550,000	547,544
	Svenska Handelsbanken, Inc.	0.932%	4/8/09	250,000	249,755
4	Westpac Banking Corp.	1.949%	3/3/09	500,000	499,946
4	Westpac Banking Corp.	1.949%	3/5/09	500,000	499,892
					7,117,716

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Foreign Governments (0.5%)
	Caisse D’Amortissement	0.661%	4/27/09	256,500	256,232
	Caisse D’Amortissement	0.802%	6/3/09	289,600	288,995
4	Electricite de France	0.450%	3/23/09	22,000	21,994
4	Electricite de France	0.450%	3/27/09	39,000	38,987
4	Electricite de France	1.002%	5/8/09	20,000	19,962
					626,170
Foreign Industrial (2.0%)
4	BASF SE	1.505%	3/12/09	46,000	45,979
4	BASF SE	0.952%	4/6/09	85,655	85,574
4	BASF SE	0.450%	4/8/09	26,600	26,587
4	BASF SE	0.450%	4/15/09	100,000	99,944
4	BP Capital Markets PLC	0.789%	10/19/09	25,000	24,873
4	Nestle Capital Corp.	2.378%–2.379%	3/10/09	205,750	205,629
4	Nestle Capital Corp.	2.891%	4/6/09	170,750	170,263
4	Nestle Capital Corp.	0.703%	10/26/09	50,000	49,768
4	Procter & Gamble International
	Funding SCA	0.400%	5/5/09	60,000	59,957
4	Procter & Gamble International
	Funding SCA	0.400%	5/6/09	265,000	264,806
4	Procter & Gamble International
	Funding SCA	0.400%	6/1/09	73,000	72,925
4	Procter & Gamble International
	Funding SCA	0.480%	6/2/09	44,695	44,640
4	Procter & Gamble International
	Funding SCA	0.471%–0.501%	6/16/09	166,890	166,650
4	Shell International Finance BV	2.165%	3/2/09	294,090	294,072
4	Shell International Finance BV	2.428%	5/1/09	394,030	392,428
4	Shell International Finance BV	1.918%	5/11/09	147,000	146,449
4	Shell International Finance BV	1.816%	5/29/09	147,020	146,366
4	Shell International Finance BV	1.918%	6/1/09	98,000	97,524
					2,394,434
Industrial (0.7%)
	Chevron Corp.	0.380%	3/26/09	25,000	24,994
	Chevron Corp.	0.380%	3/27/09	86,910	86,886
4	Johnson & Johnson	0.350%	5/11/09	195,000	194,865
4	Johnson & Johnson	0.350%	5/12/09	100,000	99,930
4	Johnson & Johnson	0.000%	5/13/09	197,000	196,860
4	Microsoft Corp.	0.350%	6/22/09	50,000	49,945
4	Pfizer Inc.	2.186%	3/9/09	95,000	94,954
4	Procter & Gamble Co.	0.500%	6/4/09	103,140	103,004
					851,438
Total Commercial Paper (Cost $12,685,483)					12,685,483
Certificates of Deposit (36.0%)
Domestic Banks (3.5%)
	Bank of America	0.500%	4/22/09	500,000	500,000
	Citibank, N.A.	1.500%	3/17/09	400,000	400,000
	Citibank, N.A.	2.080%	3/17/09	978,500	978,508
	State Street Bank & Trust Co.	0.500%	3/16/09	85,000	85,000
	State Street Bank & Trust Co.	0.800%	4/6/09	300,000	300,000
	State Street Bank & Trust Co.	4.420%	4/7/09	490,000	490,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
State Street Bank & Trust Co.	0.900%	4/29/09	399,500	399,500
State Street Bank & Trust Co.	0.900%	5/4/09	255,500	255,500
State Street Bank & Trust Co.	0.910%	5/11/09	250,000	250,000
U.S. Bank N.A.	0.750%	6/24/09	491,000	491,000
				4,149,508
Eurodollar Certificates of Deposit (8.7%)
Australia & New Zealand Banking Group, Ltd.	2.050%	3/2/09	250,000	250,000
Bank of Nova Scotia	1.000%	3/24/09	250,000	250,000
Bank of Nova Scotia	0.900%	4/6/09	170,000	170,000
Commonwealth Bank of Australia	2.150%	3/4/09	340,000	340,000
Commonwealth Bank of Australia	0.450%	3/16/09	1,000,000	1,000,000
Commonwealth Bank of Australia	0.750%	4/9/09	700,000	700,000
Credit Agricole S.A.	2.470%	3/9/09	500,000	500,000
Credit Agricole S.A.	0.700%	4/15/09	500,000	500,000
Credit Agricole S.A.	1.000%	5/4/09	500,000	500,000
Credit Agricole S.A.	1.200%	5/6/09	500,000	500,000
HSBC Bank PLC	2.000%	3/9/09	110,000	110,000
HSBC Bank PLC	0.900%	5/5/09	175,000	175,000
HSBC Bank PLC	0.900%	5/5/09	250,000	250,000
HSBC Bank PLC	0.880%	5/11/09	500,000	500,000
HSBC Bank PLC	0.900%	5/12/09	500,000	500,000
ING Bank N.V.	2.210%	3/5/09	500,000	500,000
ING Bank N.V.	2.160%	3/11/09	500,000	500,000
ING Bank N.V.	2.090%	3/12/09	300,000	300,000
ING Bank N.V.	0.890%	3/26/09	500,000	500,000
National Australia Bank Ltd.	2.300%	3/2/09	500,000	500,000
National Australia Bank Ltd.	2.200%	3/3/09	550,000	550,000
National Australia Bank Ltd.	2.050%	3/16/09	250,000	250,000
National Australia Bank Ltd.	2.100%	3/16/09	500,000	500,000
National Australia Bank Ltd.	0.900%	5/11/09	400,000	400,000
				10,245,000
Yankee Certificates of Deposit (23.8%)
Australia and New Zealand Banking Group
(New York Branch)	2.000%	3/5/09	170,000	170,000
Australia and New Zealand Banking Group
(New York Branch)	1.700%	3/19/09	196,000	196,000
Australia and New Zealand Banking Group
(New York Branch)	4.500%	4/9/09	490,000	490,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	2.220%	3/4/09	460,000	460,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	1.100%	4/2/09	150,000	150,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	4.850%	4/10/09	490,000	490,016
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.600%	4/15/09	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.950%	5/11/09	390,000	390,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	1.720%	6/22/09	500,000	500,000
Banco Santander (New York Branch)	4.920%	4/9/09	490,000	490,016
Bank of Nova Scotia (Houston Branch)	4.500%	4/9/09	735,000	735,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of Nova Scotia (Houston Branch)	0.750%	4/27/09	1,245,000	1,245,000
Bank of Nova Scotia (Houston Branch)	0.750%	7/13/09	196,000	196,000
Barclays Bank PLC (New York Branch)	1.850%	3/12/09	500,000	500,000
Barclays Bank PLC (New York Branch)	2.100%	6/16/09	800,000	800,000
Barclays Bank PLC (New York Branch)	1.790%	6/19/09	500,000	500,000
BNP Paribas (New York Branch)	2.300%	3/2/09	500,000	500,000
BNP Paribas (New York Branch)	0.820%	4/9/09	700,000	700,000
BNP Paribas (New York Branch)	0.700%	4/15/09	700,000	700,000
BNP Paribas (New York Branch)	1.020%	5/11/09	500,000	500,000
Credit Suisse (New York Branch)	2.250%	3/2/09	979,500	979,500
Credit Suisse (New York Branch)	2.200%	3/3/09	300,000	300,000
Credit Suisse (New York Branch)	2.050%	3/9/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	2.100%	3/9/09	492,000	492,000
Lloyds TSB Bank PLC (New York Branch)	2.050%	3/16/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	4.300%	4/10/09	490,000	490,000
Lloyds TSB Bank PLC (New York Branch)	1.280%	4/14/09	57,700	57,713
Lloyds TSB Bank PLC (New York Branch)	1.120%	4/29/09	400,000	400,000
Lloyds TSB Bank PLC (New York Branch)	2.380%	6/11/09	71,000	71,135
Nordea Bank Finland PLC (New York Branch)	2.140%	3/3/09	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.650%	4/27/09	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.890%	5/6/09	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.930%	5/6/09	400,000	400,000
Nordea Bank Finland PLC (New York Branch)	2.510%	6/5/09	100,000	100,267
Rabobank Nederland NV (New York Branch)	3.020%	3/9/09	245,000	245,049
Rabobank Nederland NV (New York Branch)	0.800%	5/11/09	800,000	800,000
Rabobank Nederland NV (New York Branch)	0.800%	7/15/09	1,000,000	1,000,000
Rabobank Nederland NV (New York Branch)	0.800%	7/28/09	480,000	480,000
Royal Bank of Canada (New York Branch)	1.750%	3/11/09	931,500	931,500
Royal Bank of Scotland PLC (New York Branch)	2.150%	3/9/09	188,500	188,500
Royal Bank of Scotland PLC (New York Branch)	2.150%	3/10/09	400,000	400,000
Royal Bank of Scotland PLC (New York Branch)	2.020%	3/16/09	600,000	600,000
Royal Bank of Scotland PLC (New York Branch)	1.290%	5/11/09	500,000	500,000
Societe Generale (New York Branch)	2.000%	3/16/09	700,000	700,000
Societe Generale (New York Branch)	0.900%	4/9/09	500,000	500,000
Societe Generale (New York Branch)	4.500%	4/9/09	490,000	490,000
Societe Generale (New York Branch)	1.600%	6/17/09	200,000	200,000
Svenska Handelsbanken (New York Branch)	2.170%	3/9/09	866,500	866,500
Svenska Handelsbanken (New York Branch)	1.900%	3/19/09	500,000	500,000
Svenska Handelsbanken (New York Branch)	4.350%	4/9/09	490,000	490,000
Toronto Dominion Bank (New York Branch)	4.420%	4/10/09	490,000	490,000
Toronto Dominion Bank (New York Branch)	2.500%	5/27/09	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.500%	5/27/09	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.150%	6/15/09	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.150%	6/15/09	300,000	300,000
Toronto Dominion Bank (New York Branch)	2.420%	6/15/09	100,000	100,269
Toronto Dominion Bank (New York Branch)	0.800%	7/16/09	491,000	491,000
Westpac Banking Corp. (New York Branch)	1.950%	3/2/09	499,250	499,250

Westpac Banking Corp. (New York Branch)	1.950%	3/3/09	499,250	499,250
Westpac Banking Corp. (New York Branch)	1.500%	6/23/09	500,000	500,000
				28,173,965
Total Certificates of Deposit (Cost $42,568,473)				42,568,473

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (2.4%)
Banc of America Securities, LLC
(Dated 2/27/09, Repurchase Value $122,002,000,
collateralized by U.S. Treasury Note
1.375%, 2/15/12)	0.240%	3/2/09	122,000	122,000
Barclays Capital Inc.
(Dated 2/27/09, Repurchase Value $436,009,000,
collateralized by U.S. Treasury Bill 0.000%, 8/27/09,
and U.S. Treasury Bond 7.625%, 2/15/25)	0.250%	3/2/09	436,000	436,000
BNP Paribas Securities Corp.
(Dated 2/27/09, Repurchase Value $396,009,000,
collateralized by Federal Home Loan Bank
1.620%–2.900%, 3/24/09–12/30/09, and
Federal National Mortgage Assn.
6.375%–6.625%, 6/15/09–9/15/09)	0.270%	3/2/09	396,000	396,000
Credit Suisse Securities (USA), LLC
(Dated 2/27/09, Repurchase Value $180,004,000,
collateralized by U.S. Treasury Note
4.000%, 2/15/15)	0.250%	3/2/09	180,000	180,000
Deutsche Bank Securities, Inc.
(Dated 2/27/09, Repurchase Value $763,884,000,
collateralized by Federal Home Loan Mortgage
Corp. Discount Note, 3/31/09)	0.270%	3/2/09	763,867	763,867
Greenwich Capital Markets, Inc.
(Dated 2/27/09, Repurchase Value $177,004,000,
collateralized by Federal Home Loan Bank
4.375%–4.875%, 3/17/10–6/12/15, Federal
Home Loan Mortgage Corp. 4.125%,
7/12/10–9/27/13, and Federal National
Mortgage Assn. 3.875%–7.125%,
2/15/10–11/15/30)	0.280%	3/2/09	177,000	177,000
J.P. Morgan Securities Inc.
(Dated 2/27/09, Repurchase Value $412,009,000,
collateralized by Federal Home Loan Mortgage
Corp. Discount Note, 4/6/09–9/15/09)	0.270%	3/2/09	412,000	412,000
RBC Capital Markets Corp.
(Dated 2/27/09, Repurchase Value $102,002,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.625%, 3/15/11, and Federal National
Mortgage Assn. 6.375%, 6/15/09)	0.290%	3/2/09	102,000	102,000
Societe Generale
(Dated 2/27/09, Repurchase Value $163,004,000,
collateralized by Federal Home Loan Bank 5.000%,
11/17/17, Federal National Mortgage Assn.
Discount Note, 7/8/09, and Federal National
Mortgage Assn. 1.750%, 3/23/11)	0.280%	3/2/09	163,000	163,000
UBS Securities LLC
(Dated 2/27/09, Repurchase Value $44,001,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.500%, 8/20/12, and Federal National
Mortgage Assn. 2.000%–3.625%, 1/9/12–2/12/13)	0.270%	3/2/09	44,000	44,000
Total Repurchase Agreements (Cost $2,795,867)				2,795,867
Total Investments (99.4%) (Cost $117,524,314)				117,524,314

Prime Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (0.6%)
Other Assets	1,032,737
Liabilities	(280,743)
751,994
Net Assets (100%)	118,276,308

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	118,262,243
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	14,065
Net Assets	118,276,308

Investor Shares—Net Assets
Applicable to 100,511,619,413 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	100,523,762
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 17,750,629,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,752,546
Net Asset Value Per Share—Institutional Shares	$1.00

•  See Note A in Notes to Financial Statements.

1  Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2  Adjustable-rate security.

3  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

4  Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2009, the aggregate value of these securities was $7,588,233,000, representing 6.4% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest	1,307,447
Total Income	1,307,447
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,273
Management and Administrative—Investor Shares	92,376
Management and Administrative—Institutional Shares	4,014
Marketing and Distribution—Investor Shares	14,288
Marketing and Distribution—Institutional Shares	2,122
Money Market Guarantee Program	15,543
Custodian Fees	808
Auditing Fees	1
Shareholders’ Reports—Investor Shares	511
Shareholders’ Reports—Institutional Shares	19
Trustees’ Fees and Expenses	56
Total Expenses	135,011
Net Investment Income	1,172,436
Realized Net Gain (Loss) on Investment Securities Sold	10,759
Net Increase (Decrease) in Net Assets Resulting from Operations	1,183,195

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,172,436	3,623,514
Realized Net Gain (Loss)	10,759	8,193
Net Increase (Decrease) in Net Assets Resulting from Operations	1,183,195	3,631,707
Distributions
Net Investment Income
Investor Shares	(1,006,557)	(3,177,270)
Institutional Shares	(165,879)	(446,244)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,172,436)	(3,623,514)
Capital Share Transactions
Investor Shares	8,030,984	8,424,398
Institutional Shares	3,907,403	3,820,996
Net Increase (Decrease) from Capital Share Transactions	11,938,387	12,245,394
Total Increase (Decrease)	11,949,146	12,253,587
Net Assets
Beginning of Period	106,327,162	94,073,575
End of Period	118,276,308	106,327,162

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011	.035	.051	.043	.023	.008
Net Realized and Unrealized Gain
(Loss)on Investments	—	—	—	—	—	—
Total from Investment Operations	.011	.035	.051	.043	.023	.008
Distributions
Dividends from Net Investment Income	(.011)	(.035)	(.051)	(.043)	(.023)	(.008)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.035)	(.051)	(.043)	(.023)	(.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.09%	3.60%	5.23%	4.38%	2.31%	0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100,524	$92,483	$84,052	$64,578	$46,454	$43,884
Ratio of Total Expenses to
Average Net Assets	0.28%[2,3]	0.23%	0.24%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.17%[2]	3.49%	5.10%	4.33%	2.29%	0.82%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012	.037	.053	.045	.025	.010
Net Realized and Unrealized Gain
(Loss)on Investments	—	—	—	—	—	—
Total from Investment Operations	.012	.037	.053	.045	.025	.010
Distributions
Dividends from Net Investment Income	(.012)	(.037)	(.053)	(.045)	(.025)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.037)	(.053)	(.045)	(.025)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.16%	3.75%	5.39%	4.58%	2.52%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,753	$13,844	$10,022	$6,269	$5,764	$5,301
Ratio of Total Expenses to
Average Net Assets	0.13%[1,2]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.32%[1]	3.64%	5.26%	4.53%	2.51%	1.05%

1 Annualized.

2  Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $30,473,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 12.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Prime Money Market Fund

C. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	62,507,878	62,507,878	106,732,520	106,732,520
Issued in Lieu of Cash Distributions	975,278	975,278	3,079,532	3,079,532
Redeemed	(55,452,172)	(55,452,172)	(101,387,654)	(101,387,654)
Net Increase (Decrease)—Investor Shares	8,030,984	8,030,984	8,424,398	8,424,398
Institutional Shares
Issued	12,150,400	12,150,400	18,040,054	18,040,054
Issued in Lieu of Cash Distributions	158,491	158,491	424,301	424,301
Redeemed	(8,401,488)	(8,401,488)	(14,643,359)	(14,643,359)
Net Increase (Decrease)—Institutional Shares	3,907,403	3,907,403	3,820,996	3,820,996

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

Prime Money Market Fund

In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

Federal Money Market Fund

Fund Profile
As of February 28, 2009

Financial Attributes

Yield[1]	0.83%
Average Weighted Maturity	81 days
Average Quality[2]	Aaa
Expense Ratio[3]	0.28%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

U.S. Government/Agency	90.3%
Other	9.7

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratio shown is from the prospectus dated December 29, 2008, and represents estimated costs for the current fiscal year based on the fund's current net assets. For the six months ended February 28, 2009, the annualized expense ratio was 0.27%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1998–February 28, 2009
	Federal Money
Fiscal	Market Fund	Average Fund
Year	Total Return	Total Return[1]
1999	4.9%	4.4%
2000	5.8	5.3
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.7
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
2007	5.2	4.6
2008	3.5	2.7
2009[2]	0.9	0.4
7-day SEC yield (2/28/2009): 0.83%

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund[3]	7/13/1981	2.53%	3.28%	3.42%

1  Returns for the Average Government Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended February 28, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (90.2%)
2,3	Federal Home Loan Bank	2.076%	3/5/09	70,000	70,000
2	Federal Home Loan Bank	0.250%	3/12/09	100,000	99,992
2	Federal Home Loan Bank	2.511%	3/13/09	124,000	123,897
2,3	Federal Home Loan Bank	1.466%	3/29/09	600,000	600,000
2,3	Federal Home Loan Bank	1.223%	4/6/09	386,150	385,786
2	Federal Home Loan Bank	0.350%	4/17/09	200,000	199,909
2	Federal Home Loan Bank	3.045%	4/21/09	260,354	259,247
2	Federal Home Loan Bank	1.512%	5/11/09	100,000	99,704
2	Federal Home Loan Bank	0.300%–1.816%	5/13/09	240,000	239,580
2	Federal Home Loan Bank	0.441%	5/15/09	97,900	97,810
2	Federal Home Loan Bank	0.250%–0.451%	5/18/09	329,870	329,674
2	Federal Home Loan Bank	0.451%	7/13/09	100,000	99,833
2	Federal Home Loan Bank	0.805%–0.835%	11/18/09	386,892	384,608
2	Federal Home Loan Bank	0.825%	11/23/09	56,500	56,156
2	Federal Home Loan Bank	0.836%	12/1/09	50,000	49,683
2	Federal Home Loan Bank	0.857%	12/29/09	100,000	99,285
2	Federal Home Loan Mortgage Corp.	1.306%	3/2/09	100,000	99,996
2	Federal Home Loan Mortgage Corp.	1.865%	3/9/09	100,000	99,959
2	Federal Home Loan Mortgage Corp.	0.250%–1.913%	3/18/09	94,600	94,530
2	Federal Home Loan Mortgage Corp.	3.242%	3/30/09	225,000	224,422
2	Federal Home Loan Mortgage Corp.	2.784%	4/7/09	50,000	49,859
2	Federal Home Loan Mortgage Corp.	0.350%	4/20/09	39,643	39,624
2	Federal Home Loan Mortgage Corp.	2.944%	5/1/09	250,000	248,772
2	Federal Home Loan Mortgage Corp.	1.481%	5/11/09	100,000	99,710
2	Federal Home Loan Mortgage Corp.	1.207%	5/15/09	125,000	124,688
2	Federal Home Loan Mortgage Corp.	1.816%	5/18/09	14,824	14,766
2	Federal Home Loan Mortgage Corp.	1.766%	5/27/09	250,000	248,943
2	Federal Home Loan Mortgage Corp.	0.451%	5/29/09	12,749	12,735
2	Federal Home Loan Mortgage Corp.	0.451%	6/1/09	50,000	49,943
2	Federal Home Loan Mortgage Corp.	1.410%	6/2/09	94,942	94,599
2	Federal Home Loan Mortgage Corp.	0.501%	6/15/09	381,600	381,038
2	Federal Home Loan Mortgage Corp.	1.412%	6/23/09	150,000	149,335
2	Federal Home Loan Mortgage Corp.	0.441%–1.056%	6/25/09	235,000	234,347
2	Federal Home Loan Mortgage Corp.	0.401%	6/30/09	100,000	99,866
2	Federal Home Loan Mortgage Corp.	0.401%–0.652%	7/6/09	191,100	190,716
2	Federal Home Loan Mortgage Corp.	0.572%	7/7/09	50,000	49,899
2	Federal Home Loan Mortgage Corp.	0.441%–0.461%	7/8/09	200,600	200,272
2	Federal Home Loan Mortgage Corp.	0.653%	7/9/09	40,975	40,879
2	Federal Home Loan Mortgage Corp.	0.572%	7/27/09	150,000	149,649

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	0.693%	9/14/09	200,000	199,245
2	Federal Home Loan Mortgage Corp.	0.805%	12/7/09	24,489	24,336
2	Federal National Mortgage Assn.	2.428%–2.747%	3/4/09	200,606	200,564
2	Federal National Mortgage Assn.	1.468%–3.242%	4/1/09	241,826	241,228
2	Federal National Mortgage Assn.	0.350%	4/3/09	100,000	99,968
2,3	Federal National Mortgage Assn.	1.024%	4/28/09	200,000	199,822
2	Federal National Mortgage Assn.	1.501%	5/13/09	157,418	156,942
2	Federal National Mortgage Assn.	2.328%	5/14/09	100,000	99,527
2	Federal National Mortgage Assn.	0.401%	5/20/09	43,000	42,962
2	Federal National Mortgage Assn.	0.300%	5/26/09	200,000	199,857
2	Federal National Mortgage Assn.	1.817%	5/29/09	10,000	9,956
2	Federal National Mortgage Assn.	1.767%	6/1/09	250,000	248,882
2	Federal National Mortgage Assn.	0.451%–0.501%	6/3/09	79,750	79,649
2	Federal National Mortgage Assn.	0.501%	6/8/09	15,000	14,979
2	Federal National Mortgage Assn.	0.451%–0.501%	6/10/09	52,390	52,319
2	Federal National Mortgage Assn.	0.351%–0.501%	6/17/09	146,000	145,826
2	Federal National Mortgage Assn.	1.310%	6/22/09	265,000	263,919
2	Federal National Mortgage Assn.	0.451%	7/1/09	55,069	54,985
2	Federal National Mortgage Assn.	0.451%	7/2/09	21,200	21,167
2	Federal National Mortgage Assn.	0.505%–0.551%	7/22/09	157,730	157,404
2	Federal National Mortgage Assn.	0.531%	7/29/09	100,000	99,779
2	Federal National Mortgage Assn.	0.734%	10/16/09	20,893	20,796
2	Federal National Mortgage Assn.	0.845%	11/9/09	75,000	74,557
2	Federal National Mortgage Assn.	0.857%	12/14/09	60,000	59,592
	U.S. Treasury Bill	1.908%	3/5/09	300,000	299,937
	U.S. Treasury Bill	0.205%–0.290%	3/26/09	900,000	899,848
	U.S. Treasury Bill	0.330%	5/7/09	200,000	199,877
	U.S. Treasury Bill	0.391%	8/6/09	100,000	99,829
	U.S. Treasury Bill	0.481%	8/13/09	375,000	374,175
Total U.S. Government and Agency Obligations (Cost $10,835,638)					10,835,638
Repurchase Agreements (9.6%)
	Banc of America Securities, LLC

(Dated 2/27/09, Repurchase Value $47,001,000 collateralized by U.S. Treasury
Note 0.875%,1/31/11)	0.240%	3/2/09	47,000	47,000
Barclays Capital Inc.
(Dated 2/27/09, Repurchase Value $109,002,000
collateralized by U.S. Treasury Note 1.500%,
10/31/10)	0.250%	3/2/09	109,000	109,000
BNP Paribas Securities Corp.
(Dated 2/27/09, Repurchase Value $157,004,000
collateralized by Federal Home Loan Mortgage
Corp. 4.500%, 1/15/13, Federal National Mortgage
Assn. 5.000%, 2/13/17)	0.270%	3/2/09	157,000	157,000
Credit Suisse Securities (USA), LLC
(Dated 2/27/09, Repurchase Value $78,002,000
collateralized by U.S. Treasury Bill 0.000%,
2/11/10)	0.250%	3/2/09	78,000	78,000
Deutsche Bank Securities, Inc.
(Dated 2/27/09, Repurchase Value $360,008,000
collateralized by Federal Home Loan Bank 5.250%,
8/5/09, Federal Home Loan Mortgage Corp.
Discount Note, 9/15/09, Federal Home Loan
Mortgage Corp. 2.125%, 3/23/12)	0.270%	3/2/09	360,000	360,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Greenwich Capital Markets, Inc.
(Dated 2/27/09, Repurchase Value $78,002,000
collateralized by Federal Home Loan Bank 4.625%,
6/12/15, Federal National Mortgage Assn.
2.875%–6.625%, 10/12/10–11/15/30)	0.280%	3/2/09	78,000	78,000
J.P. Morgan Securities Inc.
(Dated 2/27/09, Repurchase Value $157,004,000
collateralized by Federal Home Loan Mortgage
Corp. Discount Note, 3/31/09–7/20/09)	0.270%	3/2/09	157,000	157,000
RBC Capital Markets Corp.
(Dated 2/27/09, Repurchase Value $39,001,000
collateralized by Federal Home Loan Bank
4.625%–5.125%, 10/19/16–6/12/20)	0.290%	3/2/09	39,000	39,000
Societe Generale
(Dated 2/27/09, Repurchase Value $23,789,000
collateralized by U.S. Treasury Bill 0.000%,
8/27/09)	0.250%	3/2/09	23,789	23,789
Societe Generale
(Dated 2/27/09, Repurchase Value $63,001,000
collateralized by Federal National Mortgage Assn.
Discount Note, 3/5/09)	0.280%	3/2/09	63,000	63,000
UBS Securities LLC
(Dated 2/27/09, Repurchase Value $47,001,000
collateralized by Federal National Mortgage
Assn. 2.750%–5.375%, 4/11/11–7/15/16)	0.270%	3/2/09	47,000	47,000
Total Repurchase Agreements (Cost $1,158,789)				1,158,789
Total Investments (99.8%) (Cost $11,994,427)				11,994,427
Other Assets and Liabilities (0.2%)
Other Assets				78,258
Liabilities				(59,045)
				19,213
Net Assets (100%)
Applicable to 12,013,463,592 outstanding $.001 par
value shares of beneficial interest (unlimited authorization)				12,013,640
Net Asset Value Per Share				$1.00

At February 28, 2009, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,013,475
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				165
Net Assets				12,013,640

•  See Note A in Notes to Financial Statements.

1  Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3  Adjustable-rate security.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest	104,479
Total Income	104,479
Expenses
The Vanguard Group—Note B
Investment Advisory Services	492
Management and Administrative	10,740
Marketing and Distribution	1,497
Money Market Guarantee Program	1,365
Custodian Fees	48
Auditing Fees	1
Shareholders’ Reports	16
Trustees’ Fees and Expenses	5
Total Expenses	14,164
Net Investment Income	90,315
Realized Net Gain (Loss) on Investment Securities Sold	149
Net Increase (Decrease) in Net Assets Resulting from Operations	90,464

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,315	292,078
Realized Net Gain (Loss)	149	54
Net Increase (Decrease) in Net Assets Resulting from Operations	90,464	292,132
Distributions
Net Investment Income	(90,315)	(292,078)
Realized Capital Gain	—	—
Total Distributions	(90,315)	(292,078)
Capital Share Transactions (at $1.00)
Issued	9,441,273	10,018,883
Issued in Lieu of Cash Distributions	86,859	282,195
Redeemed	(6,496,820)	(8,991,301)
Net Increase (Decrease) from Capital Share Transactions	3,031,312	1,309,777
Total Increase (Decrease)	3,031,461	1,309,831
Net Assets
Beginning of Period	8,982,179	7,672,348
End of Period	12,013,640	8,982,179

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.009	.034	.051	.042	.022	.008
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.009	.034	.051	.042	.022	.008
Distributions
Dividends from Net Investment Income	(.009)	(.034)	(.051)	(.042)	(.022)	(.008)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.034)	(.051)	(.042)	(.022)	(.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.88%	3.46%	5.17%	4.31%	2.26%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,014	$8,982	$7,672	$6,360	$5,507	$5,575
Ratio of Total Expenses to
Average Net Assets	0.27%[2,3]	0.23%	0.24%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.73%[2]	3.33%	5.05%	4.25%	2.23%	0.81%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $3,087,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 1.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Federal Money Market Fund

At February 28, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009. The fund’s trustees elected to discontinue the fund’s participation in the program effective April 30, 2009.

Treasury Money Market Fund

Fund Profile

As of February 28, 2009

Financial Attributes

Yield[1]	0.26%
Average Weighted Maturity	80 days
Average Quality[2]	Aaa
Expense Ratio[3]	0.28%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratio shown is from the prospectus dated December 29, 2008, and represents estimated costs for the current fiscal year based on the fund's current net assets. For the six months ended February 28, 2009, the annualized expense ratio was 0.27%.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1998–February 28, 2009

Fiscal	Treasury Money	Average
Year	Market Fund	Fund[1]
1999	4.5%	4.2%
2000	5.4	5.0
2001	5.1	4.7
2002	2.0	1.6
2003	1.0	0.7
2004	0.7	0.4
2005	2.1	1.6
2006	4.1	3.5
2007	4.9	4.3
2008	2.9	2.1
2009[2]	0.5	0.2
7-day SEC yield (2/28/2009): 0.26%

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Treasury Money Market Fund[3]	3/9/1983	1.97%	2.98%	3.15%

1  Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

2  Six months ended February 28, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (99.7%)
U.S. Treasury Bill	0.050%	3/5/09	353,425	353,423
U.S. Treasury Bill	0.005%–0.063%	3/12/09	346,029	346,028
U.S. Treasury Bill	0.100%–1.562%	3/19/09	430,432	430,298
U.S. Treasury Bill	0.100%	4/2/09	711,962	711,899
U.S. Treasury Bill	0.150%	4/9/09	440,000	439,929
U.S. Treasury Bill	0.120%–1.106%	4/16/09	194,517	194,292
U.S. Treasury Bill	0.140%	4/23/09	600,000	599,876
U.S. Treasury Bill	1.289%	4/29/09	115,000	114,759
U.S. Treasury Bill	1.410%	4/30/09	875,000	872,958
U.S. Treasury Bill	1.106%	5/7/09	229,000	228,531
U.S. Treasury Bill	0.995%	5/14/09	353,000	352,282
U.S. Treasury Bill	0.844%	5/21/09	450,000	449,149
U.S. Treasury Bill	0.491%	5/28/09	390,000	389,533
U.S. Treasury Bill	0.270%	6/18/09	150,000	149,877
U.S. Treasury Bill	0.285%	6/25/09	405,000	404,628
U.S. Treasury Bill	0.250%	7/2/09	261,000	260,777
U.S. Treasury Bill	0.346%	7/30/09	275,000	274,602
U.S. Treasury Bill	0.391%	8/6/09	262,000	261,552
U.S. Treasury Bill	0.481%	8/13/09	212,000	211,534
U.S. Treasury Bill	0.470%–0.471%	8/20/09	466,382	465,335
U.S. Treasury Bill	0.485%–0.496%	8/27/09	306,906	306,151
Total U.S. Government Securities (Cost $7,817,413)				7,817,413
Other Assets and Liabilities (0.3%)
Other Assets				36,051
Liabilities				(15,080)
				20,971
Net Assets (100%)
Applicable to 7,837,805,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)
				7,838,384
Net Asset Value Per Share				$1.00

Treasury Money Market Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	7,837,833
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	551
Net Assets	7,838,384

•  See Note A in Notes to Financial Statements.

1  Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest	51,724
Total Income	51,724
Expenses
The Vanguard Group—Note B
Investment Advisory Services	390
Management and Administrative	8,087
Marketing and Distribution	1,181
Money Market Guarantee Program	1,103
Custodian Fees	47
Auditing Fees	1
Shareholders’ Reports	25
Trustees’ Fees and Expenses	4
Total Expenses	10,838
Net Investment Income	40,886
Realized Net Gain (Loss) on Investment Securities Sold	345
Net Increase (Decrease) in Net Assets Resulting from Operations	41,231

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,886	180,675
Realized Net Gain (Loss)	345	(283)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,231	180,392
Distributions
Net Investment Income	(40,886)	(180,675)
Realized Capital Gain	—	—
Total Distributions	(40,886)	(180,675)
Capital Share Transactions (at $1.00)
Issued	4,880,355	6,279,590
Issued in Lieu of Cash Distributions	39,637	175,540
Redeemed	(3,970,272)	(5,457,898)
Net Increase (Decrease) from Capital Share Transactions	949,720	997,232
Total Increase (Decrease)	950,065	996,949
Net Assets
Beginning of Period	6,888,319	5,891,370
End of Period	7,838,384	6,888,319

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.005	.029	.048	.040	.021	.007
Net Realized and Unrealized Gain
(Loss)on Investments	—	—	—	—	—	—
Total from Investment Operations	.005	.029	.048	.040	.021	.007
Distributions
Dividends from Net Investment Income	(.005)	(.029)	(.048)	(.040)	(.021)	(.007)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.029)	(.048)	(.040)	(.021)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.51%	2.94%	4.88%	4.06%	2.12%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,838	$6,888	$5,891	$5,223	$4,558	$4,628
Ratio of Total Expenses to
Average Net Assets	0.27%[2,3]	0.23%	0.24%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.02%[2]	2.84%	4.76%	4.01%	2.10%	0.73%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $2,115,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009. The fund’s trustees elected to discontinue the fund’s participation in the program effective April 30, 2009.

Admiral Treasury Money Market Fund

Fund Profile

As of February 28, 2009

Financial Attributes

Yield[1]	0.53%
Average Weighted Maturity	79 days
Average Quality[2]	Aaa
Expense Ratio[3]	0.15%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratio shown is from the prospectus dated December 29, 2008, and represents estimated costs for the current fiscal year based on the fund's current net assets. For the six months ended February 28, 2009, the annualized expense ratio was 0.14%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1998–February 28, 2009

Fiscal	Admiral Treasury	Average
Year	Money Market Fund	Fund[1]
1999	4.7%	4.2%
2000	5.5	5.0
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
2007	5.0	4.3
2008	3.1	2.1
2009[2]	0.6	0.2
7-day SEC yield (2/28/2009): 0.53%

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market Fund	12/14/1992	2.10%	3.13%	3.31%

1  Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

2  Six months ended February 28, 2009.

Note: See Financial Highlight tables for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (99.8%)
U.S. Treasury Bill	0.050%	3/5/09	809,518	809,513
U.S. Treasury Bill	1.918%	3/12/09	656,000	655,619
U.S. Treasury Bill	0.100%–1.562%	3/19/09	1,384,484	1,383,505
U.S. Treasury Bill	0.290%	3/26/09	1,000,000	999,799
U.S. Treasury Bill	0.100%	4/2/09	1,325,052	1,324,934
U.S. Treasury Bill	0.150%	4/9/09	1,500,000	1,499,756
U.S. Treasury Bill	0.120%–1.106%	4/16/09	1,943,657	1,941,899
U.S. Treasury Bill	0.140%	4/23/09	1,600,000	1,599,670
U.S. Treasury Bill	1.289%	4/29/09	385,000	384,192
U.S. Treasury Bill	1.410%	4/30/09	3,285,000	3,277,335
U.S. Treasury Bill	1.106%	5/7/09	1,483,000	1,479,964
U.S. Treasury Bill	0.995%	5/14/09	760,000	758,453
U.S. Treasury Bill	0.491%	5/28/09	1,215,000	1,213,545
U.S. Treasury Bill	0.300%	6/11/09	627,000	626,467
U.S. Treasury Bill	0.270%	6/18/09	850,000	849,305
U.S. Treasury Bill	0.285%	6/25/09	982,000	981,098
U.S. Treasury Bill	0.250%	7/2/09	998,000	997,148
U.S. Treasury Bill	0.346%	7/30/09	880,000	878,727
U.S. Treasury Bill	0.391%	8/6/09	800,000	798,631
U.S. Treasury Bill	0.481%	8/13/09	719,000	717,418
U.S. Treasury Bill	0.471%	8/20/09	1,300,000	1,297,081
U.S. Treasury Bill	0.496%	8/27/09	1,000,000	997,539
Total U.S. Government Securities (Cost $25,471,598)				25,471,598
Other Assets and Liabilities (0.2%)
Other Assets				79,544
Liabilities				(34,963)
				44,581
Net Assets (100%)
Applicable to 25,514,096,565 outstanding $.001 par value shares of beneficial interest (unlimited authorization)
				25,516,179
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	25,514,098
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,081
Net Assets	25,516,179

•  See Note A in Notes to Financial Statements.

1  Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest	171,786
Total Income	171,786
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,303
Management and Administrative	9,692
Marketing and Distribution	3,955
Money Market Guarantee Program	3,780
Custodian Fees	147
Auditing Fees	1
Shareholders’ Reports	13
Trustees’ Fees and Expenses	12
Total Expenses	18,903
Net Investment Income	152,883
Realized Net Gain (Loss) on Investment Securities Sold	1,334
Net Increase (Decrease) in Net Assets Resulting from Operations	154,217

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,883	634,389
Realized Net Gain (Loss)	1,334	(142)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,217	634,247
Distributions
Net Investment Income	(152,883)	(634,389)
Realized Capital Gain	—	—
Total Distributions	(152,883)	(634,389)
Capital Share Transactions (at $1.00)
Issued	14,210,910	19,825,341
Issued in Lieu of Cash Distributions	146,087	601,195
Redeemed	(12,131,132)	(17,201,363)
Net Increase (Decrease) from Capital Share Transactions	2,225,865	3,225,173
Total Increase (Decrease)	2,227,199	3,225,031
Net Assets
Beginning of Period	23,288,980	20,063,949
End of Period	25,516,179	23,288,980

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.006	.030	.049	.041	.023	.009
Net Realized and Unrealized Gain
(Loss)on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.030	.049	.041	.023	.009
Distributions
Dividends from Net Investment Income	(.006)	(.030)	(.049)	(.041)	(.023)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.030)	(.049)	(.041)	(.023)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.57%	3.08%	5.02%	4.22%	2.29%	0.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,516	$23,289	$20,064	$15,982	$13,838	$13,270
Ratio of Total Expenses to
Average Net Assets	0.14%[1,2]	0.10%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.15%[1]	2.98%	4.90%	4.15%	2.27%	0.91%

1 Annualized.

2  Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $6,919,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 2.77% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Admiral Treasury Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009. The fund’s trustees elected to discontinue the fund’s participation in the program effective April 30, 2009.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	8/31/2008	2/28/2009	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,010.88	$1.40
Institutional Shares	1,000.00	1,011.63	0.65
Federal	1,000.00	1,008.78	1.34
Treasury	1,000.00	1,005.12	1.34
Admiral Treasury	1,000.00	1,005.73	0.70
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.41	$1.40
Institutional Shares	1,000.00	1,024.15	0.65
Federal	1,000.00	1,023.46	1.35
Treasury	1,000.00	1,023.46	1.35
Admiral Treasury	1,000.00	1,024.10	0.70

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.28% for Investor Shares and 0.13% for Institutional Shares; for the Federal Money Market Fund, 0.27%; for the Treasury Money Market Fund, 0.27%; for the Admiral Treasury Money Market Fund, 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND
/s/ F. WILLIAM MCNABB III*
BY:	F. WILLIAM MCNABB III*
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND
/s/ F. WILLIAM MCNABB III*
BY:	F. WILLIAM MCNABB III*
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD TREASURY FUND
/s/ THOMAS J. HIGGINS *
BY:	THOMAS J. HIGGINS *
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number

2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.